SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2018
SOLAR POWER SYSTEMS, NET
SOLAR POWER SYSTEMS, NET

7. SOLAR POWER SYSTEMS , NET

Solar power systems, net consist of the following:

	At December 31,	At December 31,
	2017	2018
	$	$
Solar power systems in operation	74,488	66,641
Solar power systems under construction	4,710	4,484
Accumulated depreciation	(15,234)	(16,227)
Solar power systems, net	63,964	54,898

Depreciation expense of solar power systems was $16,492,  $5,683 and $3,756 for the years ended December 31, 2016, 2017 and 2018, respectively.